Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHERN FUNDS
Prospectus Date	rr_ProspectusDate	Jul. 31, 2013
Supplement [Text Block]	nf3_SupplementTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

MULTI-MANAGER FUNDS

SUPPLEMENT DATED MAY 22, 2014 TO

PROSPECTUS DATED JULY 31, 2013

At a shareholder meeting on May 19, 2014, shareholders of each Fund approved a new management agreement between the Fund and its investment adviser to provide the Fund with investment advisory and administration services under a single agreement and fee structure.

1.	Effective June 30, 2014, the information under the sections entitled “FUND SUMMARIES — Multi-Manager Emerging Markets Equity Fund — Fees and Expenses of the Fund” and “Example” on page 3 of the Prospectus is amended and restated as follows to reflect new total annual fund operating expenses:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Redemption Fee (within 30 days of purchase) (as a percentage of amount redeemed, if applicable)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)
Management Fees	1.28%
Other Expenses	0.12%
Transfer Agency Fees	0.02%
Other Operating Expenses	0.10%
Total Annual Fund Operating Expenses	1.40%
Expense Reimbursement(2)	(0.05)%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.35%

(1)	The expense information in the table has been restated to reflect current fees.

(2)
Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Fund to the extent the “Total Annual Fund Operating Expenses” exceed 1.35%. This contractual limitation may not be terminated before July 31, 2015 without the approval of the Fund’s Board of Trustees. Northern Trust Investments, Inc. serves as the investment adviser and administrator to the Fund. The Northern Trust Company, an affiliate of Northern Trust Investments, Inc., serves as transfer agent, custodian and sub-administrator to the Fund.

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$137	$438	$761	$1,675

2.	Effective June 30, 2014, the information under the sections entitled “FUND SUMMARIES — Multi-Manager Global Listed Infrastructure Fund — Fees and Expenses of the Fund” and “Example” on page 7 of the Prospectus is amended and restated as follows to reflect new total annual fund operating expenses:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Redemption Fee (within 30 days of purchase) (as a percentage of amount redeemed, if applicable)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)
Management Fees	0.90%
Other Expenses	0.13%
Transfer Agency Fees	0.02%
Other Operating Expenses	0.11%
Total Annual Fund Operating Expenses	1.03%
Expense Reimbursement(2)	(0.03)%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.00%

(1)	The expense information in the table has been restated to reflect current fees.

(2)
Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Fund to the extent the “Total Annual Fund Operating Expenses” exceed 1.00%. This contractual limitation may not be terminated before July 31, 2015 without the approval of the Fund’s Board of Trustees. Northern Trust Investments, Inc. serves as the investment adviser and administrator to the Fund. The Northern Trust Company, an affiliate of Northern Trust Investments, Inc., serves as transfer agent, custodian and sub-administrator to the Fund.

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$102	$325	$566	$1,257

3.	Effective June 30, 2014, the information under the sections entitled “FUND SUMMARIES — Multi-Manager Global Real Estate Fund — Fees and Expenses of the Fund” and “Example” on page 11 of the Prospectus is amended and restated as follows to reflect new total annual fund operating expenses:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Redemption Fee (within 30 days of purchase) (as a percentage of amount redeemed, if applicable)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)
Management Fees	1.05%
Other Expenses	0.13%
Transfer Agency Fees	0.02%
Other Operating Expenses	0.11%
Total Annual Fund Operating Expenses	1.18%
Expense Reimbursement(2)	(0.08)%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.10%

(1)	The expense information in the table has been restated to reflect current fees.

(2)
Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Fund to the extent the “Total Annual Fund Operating Expenses” exceed 1.10%. This contractual limitation may not be terminated before July 31, 2015 without the approval of the Fund’s Board of Trustees. Northern Trust Investments, Inc. serves as the investment adviser and administrator to the Fund. The Northern Trust Company, an affiliate of Northern Trust Investments, Inc., serves as transfer agent, custodian and sub-administrator to the Fund.

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$112	$367	$641	$1,425

4.	Effective June 30, 2014, the information under the sections entitled “FUND SUMMARIES — Multi-Manager International Equity Fund — Fees and Expenses of the Fund” and “Example” on page 15 of the Prospectus is amended and restated as follows to reflect new total annual fund operating expenses:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Redemption Fee (within 30 days of purchase) (as a percentage of amount redeemed, if applicable)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)
Management Fees	1.12%
Other Expenses	0.12%
Transfer Agency Fees	0.02%
Other Operating Expenses	0.10%
Total Annual Fund Operating Expenses	1.24%
Expense Reimbursement(2)	(0.04)%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.20%

(1)	The expense information in the table has been restated to reflect current fees.

(2)
Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Fund to the extent the “Total Annual Fund Operating Expenses” exceed 1.20%. This contractual limitation may not be terminated before July 31, 2015 without the approval of the Fund’s Board of Trustees. Northern Trust Investments, Inc. serves as the investment adviser and administrator to the Fund. The Northern Trust Company, an affiliate of Northern Trust Investments, Inc., serves as transfer agent, custodian and sub-administrator to the Fund.

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$122	$389	$677	$1,496

5.	Effective June 30, 2014, the information under the sections entitled “FUND SUMMARIES — Multi-Manager Large Cap Fund — Fees and Expenses of the Fund” and “Example” on page 19 of the Prospectus is amended and restated as follows to reflect new total annual fund operating expenses:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)
Management Fees	0.88%
Other Expenses	0.05%
Transfer Agency Fees	0.02%
Other Operating Expenses	0.03%
Total Annual Fund Operating Expenses	0.93%
Expense Reimbursement(2)	(0.03)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.90%

(1)	The expense information in the table has been restated to reflect current fees.

(2)
Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Fund to the extent the “Total Annual Fund Operating Expenses” exceed 0.90%. This contractual limitation may not be terminated before July 31, 2015 without the approval of the Fund’s Board of Trustees. Northern Trust Investments, Inc. serves as the investment adviser and administrator to the Fund. The Northern Trust Company, an affiliate of Northern Trust Investments, Inc., serves as transfer agent, custodian and sub-administrator to the Fund.

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$92	$293	$512	$1,140

6.	Effective June 30, 2014, the information under the sections entitled “FUND SUMMARIES — Multi-Manager Mid Cap Fund — Fees and Expenses of the Fund” and “Example” on page 23 of the Prospectus is amended and restated as follows to reflect new total annual fund operating expenses:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)
Management Fees	0.98%
Other Expenses	0.06%
Transfer Agency Fees	0.02%
Other Operating Expenses	0.04%
Total Annual Fund Operating Expenses	1.04%
Expense Reimbursement(2)	(0.04)%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.00%

(1)	The expense information in the table has been restated to reflect current fees.

(2)
Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Fund to the extent the “Total Annual Fund Operating Expenses” exceed 1.00%. This contractual limitation may not be terminated before July 31, 2015 without the approval of the Fund’s Board of Trustees. Northern Trust Investments, Inc. serves as the investment adviser and administrator to the Fund. The Northern Trust Company, an affiliate of Northern Trust Investments, Inc., serves as transfer agent, custodian and sub-administrator to the Fund.

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$102	$327	$570	$1,267

7.	Effective June 30, 2014, the information under the sections entitled “FUND SUMMARIES — Multi-Manager Small Cap Fund — Fees and Expenses of the Fund” and “Example” on page 27 of the Prospectus is amended and restated as follows to reflect new total annual fund operating expenses:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)
Management Fees	1.08%
Other Expenses	0.08%
Transfer Agency Fees	0.02%
Other Operating Expenses	0.06%
Acquired Fund Fees & Expenses(2)	0.04%
Total Annual Fund Operating Expenses(3)	1.20%
Expense Reimbursement(4)	(0.06)%
Total Annual Fund Operating Expenses After Expense Reimbursement(3)	1.14%

(1)	The expense information in the table has been restated to reflect current fees.

(2)
Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including money market funds, other mutual funds and business development companies. Business development company expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund’s net asset value. They have no impact on the costs associated with fund operations.

(3)
The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Expense Reimbursement will not correlate to the Fund’s ratios of average net assets to (1) expenses before reimbursements and credits and (2) expenses net of reimbursements and credits, respectively, included in the Fund’s Financial Highlights in the Fund’s complete Prospectus, which do not reflect indirect expenses, such as Acquired Fund Fees and Expenses.

(4)
Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Fund to the extent the “Total Annual Fund Operating Expenses” exceed 1.10%. The “Total Annual Fund Operating Expenses After Expense Reimbursement” will be higher than the contractual limitation as a result of certain Fund expenses, including but not limited to Acquired Fund Fees and Expenses, that are not reimbursed. This contractual limitation may not be terminated before July 31, 2015 without the approval of the Fund’s Board of Trustees. Northern Trust Investments, Inc. serves as the investment adviser and administrator to the Fund. The Northern Trust Company, an affiliate of Northern Trust Investments, Inc., serves as transfer agent, custodian and sub-administrator to the Fund.

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$116	$375	$654	$1,449

8.	Effective June 30, 2014, the information under the sections entitled “FUND SUMMARIES — Multi-Manager High Yield Opportunity Fund — Fees and Expenses of the Fund” and “Example” on page 31 of the Prospectus is amended and restated as follows to reflect new total annual fund operating expenses:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Redemption Fee (within 30 days of purchase) (as a percentage of amount redeemed, if applicable)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)
Management Fees	0.85%
Other Expenses	0.14%
Transfer Agency Fees	0.02%
Other Operating Expenses	0.12%
Acquired Fund Fees & Expenses(2)	0.01%
Total Annual Fund Operating Expenses(3)	1.00%
Expense Reimbursement(4)	(0.09)%
Total Annual Fund Operating Expenses After Expense Reimbursement(3)	0.91%

(1)	The expense information in the table has been restated to reflect current fees.

(2)
Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including money market funds, other mutual funds and business development companies. Business development company expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund’s net asset value. They have no impact on the costs associated with fund operations.

(3)
The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Expense Reimbursement will not correlate to the Fund’s ratios of average net assets to (1) expenses before reimbursements and credits and (2) expenses net of reimbursements and credits, respectively, included in the Fund’s Financial Highlights in the Fund’s complete Prospectus, which do not reflect indirect expenses, such as Acquired Fund Fees and Expenses.

(4)
Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Fund to the extent the “Total Annual Fund Operating Expenses” exceed 0.90%. The “Total Annual Fund Operating Expenses After Expense Reimbursement” will be higher than the contractual limitation as a result of certain Fund expenses, including but not limited to Acquired Fund Fees and Expenses, that are not reimbursed. This contractual limitation may not be terminated before July 31, 2015 without the approval of the Fund’s Board of Trustees. Northern Trust Investments, Inc. serves as the investment adviser and administrator to the Fund. The Northern Trust Company, an affiliate of Northern Trust Investments, Inc., serves as transfer agent, custodian and sub-administrator to the Fund.

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$93	$309	$544	$1,216

NORTHERN MULTI-MANAGER EMERGING MARKETS EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nf3_SupplementTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

MULTI-MANAGER FUNDS

SUPPLEMENT DATED MAY 22, 2014 TO

PROSPECTUS DATED JULY 31, 2013

At a shareholder meeting on May 19, 2014, shareholders of each Fund approved a new management agreement between the Fund and its investment adviser to provide the Fund with investment advisory and administration services under a single agreement and fee structure.

1.	Effective June 30, 2014, the information under the sections entitled “FUND SUMMARIES — Multi-Manager Emerging Markets Equity Fund — Fees and Expenses of the Fund” and “Example” on page 3 of the Prospectus is amended and restated as follows to reflect new total annual fund operating expenses:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Redemption Fee (within 30 days of purchase) (as a percentage of amount redeemed, if applicable)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)
Management Fees	1.28%
Other Expenses	0.12%
Transfer Agency Fees	0.02%
Other Operating Expenses	0.10%
Total Annual Fund Operating Expenses	1.40%
Expense Reimbursement(2)	(0.05)%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.35%

(1)	The expense information in the table has been restated to reflect current fees.

(2)
Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Fund to the extent the “Total Annual Fund Operating Expenses” exceed 1.35%. This contractual limitation may not be terminated before July 31, 2015 without the approval of the Fund’s Board of Trustees. Northern Trust Investments, Inc. serves as the investment adviser and administrator to the Fund. The Northern Trust Company, an affiliate of Northern Trust Investments, Inc., serves as transfer agent, custodian and sub-administrator to the Fund.

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$137	$438	$761	$1,675

NORTHERN MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nf3_SupplementTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

MULTI-MANAGER FUNDS

SUPPLEMENT DATED MAY 22, 2014 TO

PROSPECTUS DATED JULY 31, 2013

At a shareholder meeting on May 19, 2014, shareholders of each Fund approved a new management agreement between the Fund and its investment adviser to provide the Fund with investment advisory and administration services under a single agreement and fee structure.

2.	Effective June 30, 2014, the information under the sections entitled “FUND SUMMARIES — Multi-Manager Global Listed Infrastructure Fund — Fees and Expenses of the Fund” and “Example” on page 7 of the Prospectus is amended and restated as follows to reflect new total annual fund operating expenses:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Redemption Fee (within 30 days of purchase) (as a percentage of amount redeemed, if applicable)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)
Management Fees	0.90%
Other Expenses	0.13%
Transfer Agency Fees	0.02%
Other Operating Expenses	0.11%
Total Annual Fund Operating Expenses	1.03%
Expense Reimbursement(2)	(0.03)%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.00%

(1)	The expense information in the table has been restated to reflect current fees.

(2)
Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Fund to the extent the “Total Annual Fund Operating Expenses” exceed 1.00%. This contractual limitation may not be terminated before July 31, 2015 without the approval of the Fund’s Board of Trustees. Northern Trust Investments, Inc. serves as the investment adviser and administrator to the Fund. The Northern Trust Company, an affiliate of Northern Trust Investments, Inc., serves as transfer agent, custodian and sub-administrator to the Fund.

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$102	$325	$566	$1,257

NORTHERN MULTI-MANAGER GLOBAL REAL ESTATE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nf3_SupplementTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

MULTI-MANAGER FUNDS

SUPPLEMENT DATED MAY 22, 2014 TO

PROSPECTUS DATED JULY 31, 2013

At a shareholder meeting on May 19, 2014, shareholders of each Fund approved a new management agreement between the Fund and its investment adviser to provide the Fund with investment advisory and administration services under a single agreement and fee structure.

3.	Effective June 30, 2014, the information under the sections entitled “FUND SUMMARIES — Multi-Manager Global Real Estate Fund — Fees and Expenses of the Fund” and “Example” on page 11 of the Prospectus is amended and restated as follows to reflect new total annual fund operating expenses:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Redemption Fee (within 30 days of purchase) (as a percentage of amount redeemed, if applicable)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)
Management Fees	1.05%
Other Expenses	0.13%
Transfer Agency Fees	0.02%
Other Operating Expenses	0.11%
Total Annual Fund Operating Expenses	1.18%
Expense Reimbursement(2)	(0.08)%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.10%

(1)	The expense information in the table has been restated to reflect current fees.

(2)
Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Fund to the extent the “Total Annual Fund Operating Expenses” exceed 1.10%. This contractual limitation may not be terminated before July 31, 2015 without the approval of the Fund’s Board of Trustees. Northern Trust Investments, Inc. serves as the investment adviser and administrator to the Fund. The Northern Trust Company, an affiliate of Northern Trust Investments, Inc., serves as transfer agent, custodian and sub-administrator to the Fund.

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$112	$367	$641	$1,425

NORTHERN MULTI-MANAGER INTERNATIONAL EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nf3_SupplementTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

MULTI-MANAGER FUNDS

SUPPLEMENT DATED MAY 22, 2014 TO

PROSPECTUS DATED JULY 31, 2013

At a shareholder meeting on May 19, 2014, shareholders of each Fund approved a new management agreement between the Fund and its investment adviser to provide the Fund with investment advisory and administration services under a single agreement and fee structure.

4.	Effective June 30, 2014, the information under the sections entitled “FUND SUMMARIES — Multi-Manager International Equity Fund — Fees and Expenses of the Fund” and “Example” on page 15 of the Prospectus is amended and restated as follows to reflect new total annual fund operating expenses:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Redemption Fee (within 30 days of purchase) (as a percentage of amount redeemed, if applicable)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)
Management Fees	1.12%
Other Expenses	0.12%
Transfer Agency Fees	0.02%
Other Operating Expenses	0.10%
Total Annual Fund Operating Expenses	1.24%
Expense Reimbursement(2)	(0.04)%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.20%

(1)	The expense information in the table has been restated to reflect current fees.

(2)
Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Fund to the extent the “Total Annual Fund Operating Expenses” exceed 1.20%. This contractual limitation may not be terminated before July 31, 2015 without the approval of the Fund’s Board of Trustees. Northern Trust Investments, Inc. serves as the investment adviser and administrator to the Fund. The Northern Trust Company, an affiliate of Northern Trust Investments, Inc., serves as transfer agent, custodian and sub-administrator to the Fund.

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$122	$389	$677	$1,496

NORTHERN MULTI-MANAGER LARGE CAP FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nf3_SupplementTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

MULTI-MANAGER FUNDS

SUPPLEMENT DATED MAY 22, 2014 TO

PROSPECTUS DATED JULY 31, 2013

At a shareholder meeting on May 19, 2014, shareholders of each Fund approved a new management agreement between the Fund and its investment adviser to provide the Fund with investment advisory and administration services under a single agreement and fee structure.

5.	Effective June 30, 2014, the information under the sections entitled “FUND SUMMARIES — Multi-Manager Large Cap Fund — Fees and Expenses of the Fund” and “Example” on page 19 of the Prospectus is amended and restated as follows to reflect new total annual fund operating expenses:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)
Management Fees	0.88%
Other Expenses	0.05%
Transfer Agency Fees	0.02%
Other Operating Expenses	0.03%
Total Annual Fund Operating Expenses	0.93%
Expense Reimbursement(2)	(0.03)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.90%

(1)	The expense information in the table has been restated to reflect current fees.

(2)
Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Fund to the extent the “Total Annual Fund Operating Expenses” exceed 0.90%. This contractual limitation may not be terminated before July 31, 2015 without the approval of the Fund’s Board of Trustees. Northern Trust Investments, Inc. serves as the investment adviser and administrator to the Fund. The Northern Trust Company, an affiliate of Northern Trust Investments, Inc., serves as transfer agent, custodian and sub-administrator to the Fund.

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$92	$293	$512	$1,140

NORTHERN MULTI-MANAGER MID CAP FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nf3_SupplementTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

MULTI-MANAGER FUNDS

SUPPLEMENT DATED MAY 22, 2014 TO

PROSPECTUS DATED JULY 31, 2013

At a shareholder meeting on May 19, 2014, shareholders of each Fund approved a new management agreement between the Fund and its investment adviser to provide the Fund with investment advisory and administration services under a single agreement and fee structure.

6.	Effective June 30, 2014, the information under the sections entitled “FUND SUMMARIES — Multi-Manager Mid Cap Fund — Fees and Expenses of the Fund” and “Example” on page 23 of the Prospectus is amended and restated as follows to reflect new total annual fund operating expenses:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)
Management Fees	0.98%
Other Expenses	0.06%
Transfer Agency Fees	0.02%
Other Operating Expenses	0.04%
Total Annual Fund Operating Expenses	1.04%
Expense Reimbursement(2)	(0.04)%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.00%

(1)	The expense information in the table has been restated to reflect current fees.

(2)
Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Fund to the extent the “Total Annual Fund Operating Expenses” exceed 1.00%. This contractual limitation may not be terminated before July 31, 2015 without the approval of the Fund’s Board of Trustees. Northern Trust Investments, Inc. serves as the investment adviser and administrator to the Fund. The Northern Trust Company, an affiliate of Northern Trust Investments, Inc., serves as transfer agent, custodian and sub-administrator to the Fund.

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$102	$327	$570	$1,267

NORTHERN MULTI-MANAGER SMALL CAP FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nf3_SupplementTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

MULTI-MANAGER FUNDS

SUPPLEMENT DATED MAY 22, 2014 TO

PROSPECTUS DATED JULY 31, 2013

At a shareholder meeting on May 19, 2014, shareholders of each Fund approved a new management agreement between the Fund and its investment adviser to provide the Fund with investment advisory and administration services under a single agreement and fee structure.

7.	Effective June 30, 2014, the information under the sections entitled “FUND SUMMARIES — Multi-Manager Small Cap Fund — Fees and Expenses of the Fund” and “Example” on page 27 of the Prospectus is amended and restated as follows to reflect new total annual fund operating expenses:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)
Management Fees	1.08%
Other Expenses	0.08%
Transfer Agency Fees	0.02%
Other Operating Expenses	0.06%
Acquired Fund Fees & Expenses(2)	0.04%
Total Annual Fund Operating Expenses(3)	1.20%
Expense Reimbursement(4)	(0.06)%
Total Annual Fund Operating Expenses After Expense Reimbursement(3)	1.14%

(1)	The expense information in the table has been restated to reflect current fees.

(2)
Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including money market funds, other mutual funds and business development companies. Business development company expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund’s net asset value. They have no impact on the costs associated with fund operations.

(3)
The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Expense Reimbursement will not correlate to the Fund’s ratios of average net assets to (1) expenses before reimbursements and credits and (2) expenses net of reimbursements and credits, respectively, included in the Fund’s Financial Highlights in the Fund’s complete Prospectus, which do not reflect indirect expenses, such as Acquired Fund Fees and Expenses.

(4)
Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Fund to the extent the “Total Annual Fund Operating Expenses” exceed 1.10%. The “Total Annual Fund Operating Expenses After Expense Reimbursement” will be higher than the contractual limitation as a result of certain Fund expenses, including but not limited to Acquired Fund Fees and Expenses, that are not reimbursed. This contractual limitation may not be terminated before July 31, 2015 without the approval of the Fund’s Board of Trustees. Northern Trust Investments, Inc. serves as the investment adviser and administrator to the Fund. The Northern Trust Company, an affiliate of Northern Trust Investments, Inc., serves as transfer agent, custodian and sub-administrator to the Fund.

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$116	$375	$654	$1,449

NORTHERN MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nf3_SupplementTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

MULTI-MANAGER FUNDS

SUPPLEMENT DATED MAY 22, 2014 TO

PROSPECTUS DATED JULY 31, 2013

At a shareholder meeting on May 19, 2014, shareholders of each Fund approved a new management agreement between the Fund and its investment adviser to provide the Fund with investment advisory and administration services under a single agreement and fee structure.

8.	Effective June 30, 2014, the information under the sections entitled “FUND SUMMARIES — Multi-Manager High Yield Opportunity Fund — Fees and Expenses of the Fund” and “Example” on page 31 of the Prospectus is amended and restated as follows to reflect new total annual fund operating expenses:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Redemption Fee (within 30 days of purchase) (as a percentage of amount redeemed, if applicable)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)
Management Fees	0.85%
Other Expenses	0.14%
Transfer Agency Fees	0.02%
Other Operating Expenses	0.12%
Acquired Fund Fees & Expenses(2)	0.01%
Total Annual Fund Operating Expenses(3)	1.00%
Expense Reimbursement(4)	(0.09)%
Total Annual Fund Operating Expenses After Expense Reimbursement(3)	0.91%

(1)	The expense information in the table has been restated to reflect current fees.

(2)
Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including money market funds, other mutual funds and business development companies. Business development company expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund’s net asset value. They have no impact on the costs associated with fund operations.

(3)
The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Expense Reimbursement will not correlate to the Fund’s ratios of average net assets to (1) expenses before reimbursements and credits and (2) expenses net of reimbursements and credits, respectively, included in the Fund’s Financial Highlights in the Fund’s complete Prospectus, which do not reflect indirect expenses, such as Acquired Fund Fees and Expenses.

(4)
Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Fund to the extent the “Total Annual Fund Operating Expenses” exceed 0.90%. The “Total Annual Fund Operating Expenses After Expense Reimbursement” will be higher than the contractual limitation as a result of certain Fund expenses, including but not limited to Acquired Fund Fees and Expenses, that are not reimbursed. This contractual limitation may not be terminated before July 31, 2015 without the approval of the Fund’s Board of Trustees. Northern Trust Investments, Inc. serves as the investment adviser and administrator to the Fund. The Northern Trust Company, an affiliate of Northern Trust Investments, Inc., serves as transfer agent, custodian and sub-administrator to the Fund.

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$93	$309	$544	$1,216